Vanguard® Ultra-Short Treasury ETF
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (34.0%)
U.S. Government Securities (34.0%)
	United States Treasury Note/Bond	2.125%	5/15/25	885	883
	United States Treasury Note/Bond	2.750%	5/15/25	752	750
	United States Treasury Note/Bond	0.250%	5/31/25	698	693
	United States Treasury Note/Bond	2.875%	5/31/25	400	399
	United States Treasury Note/Bond	4.250%	5/31/25	733	733
	United States Treasury Note/Bond	2.875%	6/15/25	752	750
	United States Treasury Note/Bond	0.250%	6/30/25	752	744
	United States Treasury Note/Bond	2.750%	6/30/25	295	294
	United States Treasury Note/Bond	4.625%	6/30/25	733	733
	United States Treasury Note/Bond	3.000%	7/15/25	752	749
	United States Treasury Note/Bond	0.250%	7/31/25	701	691
	United States Treasury Note/Bond	2.875%	7/31/25	349	347
	United States Treasury Note/Bond	4.750%	7/31/25	607	608
	United States Treasury Note/Bond	2.000%	8/15/25	888	880
	United States Treasury Note/Bond	3.125%	8/15/25	644	641
	United States Treasury Note/Bond	6.875%	8/15/25	54	54
	United States Treasury Note/Bond	0.250%	8/31/25	755	743
	United States Treasury Note/Bond	2.750%	8/31/25	384	382
	United States Treasury Note/Bond	5.000%	8/31/25	752	754
	United States Treasury Note/Bond	3.500%	9/15/25	723	721
	United States Treasury Note/Bond	0.250%	9/30/25	897	879
	United States Treasury Note/Bond	3.000%	9/30/25	391	389
	United States Treasury Note/Bond	5.000%	9/30/25	831	834
	United States Treasury Note/Bond	4.250%	10/15/25	698	698
	United States Treasury Note/Bond	0.250%	10/31/25	888	868
	United States Treasury Note/Bond	3.000%	10/31/25	321	319
	United States Treasury Note/Bond	5.000%	10/31/25	833	837
	United States Treasury Note/Bond	2.250%	11/15/25	1,021	1,009
	United States Treasury Note/Bond	4.500%	11/15/25	698	699
	United States Treasury Note/Bond	0.375%	11/30/25	811	791
	United States Treasury Note/Bond	2.875%	11/30/25	375	372
	United States Treasury Note/Bond	4.875%	11/30/25	864	868
	United States Treasury Note/Bond	4.000%	12/15/25	698	697
	United States Treasury Note/Bond	0.375%	12/31/25	946	920
	United States Treasury Note/Bond	2.625%	12/31/25	377	373
	United States Treasury Note/Bond	4.250%	12/31/25	993	994
	United States Treasury Note/Bond	3.875%	1/15/26	702	701
	United States Treasury Note/Bond	0.375%	1/31/26	1,011	980
	United States Treasury Note/Bond	2.625%	1/31/26	435	430
	United States Treasury Note/Bond	4.250%	1/31/26	1,051	1,052
	United States Treasury Note/Bond	1.625%	2/15/26	833	815
	United States Treasury Note/Bond	4.000%	2/15/26	674	673
	United States Treasury Note/Bond	6.000%	2/15/26	108	110
	United States Treasury Note/Bond	0.500%	2/28/26	961	930
	United States Treasury Note/Bond	2.500%	2/28/26	445	439
	United States Treasury Note/Bond	4.625%	2/28/26	1,088	1,093
	United States Treasury Note/Bond	4.625%	3/15/26	702	705
	United States Treasury Note/Bond	0.750%	3/31/26	1,020	987
	United States Treasury Note/Bond	2.250%	3/31/26	468	460
	United States Treasury Note/Bond	4.500%	3/31/26	1,162	1,167
Total U.S. Government and Agency Obligations (Cost $34,631)					34,638
				Shares
Temporary Cash Investments (68.8%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund	4.342%		1,030	103

Vanguard® Ultra-Short Treasury ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.7%)
United States Treasury Bill	1.077%–4.241%	4/1/25	3,338	3,338
United States Treasury Bill	3.938%–4.256%	5/1/25	184	183
United States Treasury Bill	3.971%–4.267%	5/6/25	2,405	2,395
United States Treasury Bill	4.003%–4.274%	5/8/25	3,923	3,906
United States Treasury Bill	4.029%–4.268%	5/13/25	2,430	2,418
United States Treasury Bill	4.056%–4.282%	5/15/25	3,520	3,502
United States Treasury Bill	4.075%–4.272%	5/20/25	2,430	2,416
United States Treasury Bill	4.070%–4.284%	5/22/25	2,655	2,639
United States Treasury Bill	4.088%–4.294%	5/27/25	2,430	2,414
United States Treasury Bill	4.100%–4.290%	5/29/25	2,594	2,576
United States Treasury Bill	4.105%–4.289%	6/3/25	1,101	1,093
United States Treasury Bill	4.106%–4.286%	6/5/25	2,595	2,575
United States Treasury Bill	4.105%–4.258%	6/10/25	1,113	1,104
United States Treasury Bill	4.121%–4.287%	6/12/25	3,380	3,352
United States Treasury Bill	4.114%–4.269%	6/17/25	1,086	1,076
United States Treasury Bill	4.135%–4.298%	6/20/25	2,595	2,571
United States Treasury Bill	4.139%–4.277%	6/24/25	1,036	1,026
United States Treasury Bill	4.142%–4.282%	6/26/25	2,595	2,569
United States Treasury Bill	4.156%–4.288%	7/1/25	1,037	1,026
United States Treasury Bill	4.162%–4.308%	7/3/25	1,237	1,224
United States Treasury Bill	4.247%–4.264%	7/8/25	1,055	1,043
United States Treasury Bill	4.166%–4.308%	7/10/25	2,051	2,027
United States Treasury Bill	4.240%–4.260%	7/15/25	1,051	1,038
United States Treasury Bill	4.186%–4.314%	7/17/25	1,237	1,221
United States Treasury Bill	4.251%–4.271%	7/22/25	1,051	1,037
United States Treasury Bill	4.171%–4.319%	7/24/25	1,237	1,221
United States Treasury Bill	4.264%–4.288%	7/29/25	1,059	1,044
United States Treasury Bill	4.184%–4.339%	7/31/25	1,237	1,220
United States Treasury Bill	4.177%–4.339%	8/7/25	2,050	2,020
United States Treasury Bill	4.164%–4.257%	8/14/25	1,244	1,225
United States Treasury Bill	4.149%–4.262%	8/21/25	1,220	1,200
United States Treasury Bill	4.151%–4.250%	8/28/25	1,192	1,171
United States Treasury Bill	4.143%–4.315%	9/4/25	1,981	1,946
United States Treasury Bill	4.190%–4.215%	9/11/25	1,188	1,166
United States Treasury Bill	4.184%–4.209%	9/18/25	1,188	1,165
United States Treasury Bill	4.190%–4.208%	9/25/25	1,188	1,164
United States Treasury Bill	4.122%–4.298%	10/2/25	834	817
United States Treasury Bill	4.101%–4.298%	10/30/25	834	814
United States Treasury Bill	4.048%–4.293%	11/28/25	834	812
United States Treasury Bill	4.033%–4.276%	12/26/25	834	810
United States Treasury Bill	4.060%–4.296%	1/22/26	838	811
United States Treasury Bill	4.060%–4.168%	2/19/26	831	802
United States Treasury Bill	4.019%–4.061%	3/19/26	835	803
				69,980
Total Temporary Cash Investments (Cost $70,083)				70,083
Total Investments (102.8%) (Cost $104,714)				104,721
Other Assets and Liabilities—Net (-2.8%)				(2,861)
Net Assets (100%)				101,860
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard® Ultra-Short Treasury ETF
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	34,638	—	34,638
Temporary Cash Investments	103	69,980	—	70,083
Total	103	104,618	—	104,721